Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 688,040
Trade accounts receivable less allowance for doubtful accounts of $328,893 in 2012 and $299,751 in 2011	3,019,424	2,798,318
Accounts receivable from related parties	137,809	111,008
Inventories	1,036,809	967,496
Prepaid expenses and other current assets	937,761	1,035,366
Deferred tax asset, current	307,613	325,539
Total current assets	6,127,456	5,695,019
Property, plant and equipment, net	2,940,603	2,629,701
Intangible assets	710,116	686,652
Goodwill	11,421,889	9,186,650
Deferred tax asset, non-current	133,753	88,159
Equity Method Investments	637,373	692,025
Other assets	354,808	554,644
Total assets	22,325,998	19,532,850
Current liabilities:
Accounts payable	622,294	541,423
Accounts payable to related parties	123,350	111,226
Accrued expenses and other current liabilities	1,787,471	1,704,273
Short-term borrowings and other financial liabilities	117,850	98,801
Short-term borrowings from related parties	3,973	28,013
Current portion of long-term debt and capital lease obligations	334,747	1,589,776
Income tax payable, current	150,003	162,354
Deferred tax liability, current	30,303	26,745
Total current liabilities	3,169,991
Total long-term debt less current maturities	7,841,914	5,494,810
Other liabilities	294,569	236,628
Pension liabilities	423,361	290,493
Income tax payable, non-current	201,642	189,000
Deferred tax liability, non-current	664,001	587,800
Total liabilities	12,595,478	11,061,342
Noncontrolling interests subject to put provisions	523,260	410,491
Company shareholders' equity:
Preferred stock, no par value, 1.00 Euro nominal value, 7,066,522 shares authorized, 3,973,333 issued and outstanding	4,462	4,452
Common stock, no par value, 1.00 Euro nominal value, 385,396,450 shares authorized, 302,739,758 issued and outstanding	374,915	371,649
Additional paid-in capital	3,491,581	3,362,633
Retained earnings	5,563,661	4,648,585
Accumulated other comprehensive (loss)	(492,113)
Total Company shareholders' equity	8,942,506	7,901,552
Noncontrolling interests not subject to put provisions	264,754	159,465
Total equity	9,207,260	8,061,017
Total liabilities and equity	$ 22,325,998	$ 19,532,850